Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	10,629,158
Proposed Maximum Offering Price per Unit | $ / shares	6.63
Maximum Aggregate Offering Price	$ 70,471,317.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,732.09
Offering Note

(1)
This Registration Statement on Form S-8 covers 10,629,158 shares of Common Stock issuable under the NCR Voyix Corporation 2026 Stock Incentive Plan. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share, the proposed maximum aggregate offering price and the amount of registration fee are estimated solely for the purpose of calculating the amount of the registration fee and are based on the average of the high and low prices of shares of Common Stock of the registrant as reported on the New York Stock Exchange on May 28, 2026.